Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.40188%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,853,196.13

Principal:
Principal Collections	$17,127,727.46
Prepayments in Full	$9,663,702.10
Liquidation Proceeds	$494,408.64
Recoveries	$29,719.72
Sub Total	$27,315,557.92
Collections	$29,168,754.05

Purchase Amounts:
Purchase Amounts Related to Principal	$75,041.95
Purchase Amounts Related to Interest	$684.46
Sub Total	$75,726.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,244,480.46

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,244,480.46
Servicing Fee	$587,394.84	$587,394.84	$0.00	$0.00	$28,657,085.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,657,085.62
Interest - Class A-2a Notes	$148,634.79	$148,634.79	$0.00	$0.00	$28,508,450.83
Interest - Class A-2b Notes	$14,074.81	$14,074.81	$0.00	$0.00	$28,494,376.02
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$27,851,281.19
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$27,655,243.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,655,243.86
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$27,592,083.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,592,083.86
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$27,546,804.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,546,804.86
Regular Principal Payment	$25,064,347.08	$25,064,347.08	$0.00	$0.00	$2,482,457.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,482,457.78
Residual Released to Depositor	$0.00	$2,482,457.78	$0.00	$0.00	$0.00
Total		$29,244,480.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,064,347.08
Total					$25,064,347.08

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,935,946.93	$72.44	$148,634.79	$0.68	$16,084,581.72	$73.12
Class A-2b Notes	$9,128,400.15	$72.44	$14,074.81	$0.11	$9,142,474.96	$72.55
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$25,064,347.08	$23.81	$1,110,280.76	$1.05	$26,174,627.84	$24.86

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$75,898,616.27	0.3449937	$59,962,669.34	0.2725576
Class A-2b Notes	$43,476,107.37	0.3449937	$34,347,707.22	0.2725576
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$623,094,723.64	0.5918790	$598,030,376.56	0.5680703

Pool Information
Weighted Average APR	3.093%	3.080%
Weighted Average Remaining Term	45.24	44.40
Number of Receivables Outstanding	30,310	29,649
Pool Balance	$704,873,810.78	$677,166,459.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$652,091,330.59	$626,611,373.25
Pool Factor	0.6171915	0.5929308

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$50,555,086.70
Targeted Overcollateralization Amount	$79,136,083.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,136,083.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$346,470.68
(Recoveries)		20	$29,719.72
Net Loss for Current Collection Period			$316,750.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5392%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0926%
Second Prior Collection Period			0.4651%
Prior Collection Period			0.8853%
Current Collection Period			0.5501%
Four Month Average (Current and Prior Three Collection Periods)			0.4983%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		917	$3,693,095.52
(Cumulative Recoveries)			$279,164.88
Cumulative Net Loss for All Collection Periods			$3,413,930.64
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2989%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,027.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,722.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	211	$5,545,741.22
61-90 Days Delinquent	0.14%	35	$950,591.77
91-120 Days Delinquent	0.01%	3	$80,142.95
Over 120 Days Delinquent	0.08%	16	$529,232.39
Total Delinquent Receivables	1.05%	265	$7,105,708.33

Repossession Inventory:
Repossessed in the Current Collection Period		20	$640,934.44
Total Repossessed Inventory		51	$1,516,222.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1807%
Prior Collection Period			0.1947%
Current Collection Period			0.1821%
Three Month Average			0.1858%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2304%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer